UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2026 to September 17, 2026

Commission File Number of issuing entity:  333-282099-13

Central Index Key Number of issuing entity:  0002133003

Wells Fargo Commercial Mortgage Trust 2026-5C9
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-282099

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0002086033

RREF V – D Direct Lending Investments, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

A.J. Sfarra (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4396863
38-4396864
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
X-A			X
X-B			X
A-S			X
B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2026 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2026-5C9.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2026-5C9 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2026 to September 17, 2026.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on August 6, 2026. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo is 0000740906.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for GSMC is 0001541502.

RREF V – D Direct Lending Investments, LLC, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for  RREF V – D Direct Lending Investments, LLC is 0002086033.

LMF Commercial, LLC ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 13, 2026. The Central Index Key number for LMF is 0001592182.

Societe Generale Financial Corporation, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 17, 2026. The Central Index Key number for  Societe Generale Financial Corporation is 0001755531.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for JPM is 0000835271.

Zions Bancorporation, N.A., one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 5, 2026. The Central Index Key number for  Zions Bancorporation, N.A. is 0000109380.

Barclays Capital Real Estate Inc., one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for  Barclays Capital Real Estate Inc. is 0001549574.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for NREC is 0001542256.

Argentic Real Estate Finance 2 LLC, one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2026. The Central Index Key number for  Argentic Real Estate Finance 2 LLC is 0001968416.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-282099-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-282099-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2026-5C9, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$1,150.00

*REO Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2026-5C9, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2026	$6,862.14
Current Distribution Date	09/17/2026	$6,861.20

Interest Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/17/2026	$0.00
Current Distribution Date	09/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2026-5C9, relating to the September 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-282099-13 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on September 29, 2026 under Commission File No. 333-282099-13 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony J. Sfarra
Anthony J. Sfarra, President

Date: September 29, 2026